Fair Value - Fair Value Inputs, Assets and Liabilities, Quantitative Information (Details) - Pricing Methods with Significant Unobservable Market Inputs (Level 3) $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Significant Unobservable Inputs Readily Available
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Total, derivative asset		$ 1
Total liabilities carried at fair value	$ 4	1
Significant Unobservable Inputs Readily Available | Derivative instruments, liabilities
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Derivative instruments, foreign exchange contracts, derivative asset	4	1
Significant Unobservable Inputs Readily Available | Derivative instruments, assets
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Derivative instruments, foreign exchange contracts, derivative asset	$ 4	$ 1
Volatility | Option model | Derivative instruments, liabilities | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Derivative liability, measurement input	0.114	0.072
Volatility | Option model | Derivative instruments, assets | Weighted average
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Derivative asset, measurement input	0.114	0.072